Deferred and Contingent Consideration on Acquisitions (Tables)	6 Months Ended
Jun. 30, 2024
Deferred and Contingent Consideration on Acquisitions [Abstract]
Schedule of Non-Current Liabilities Payable Under the Deferred and Contingent Consideration Arrangements	The Group’s current and non-current liabilities payable under the deferred and contingent consideration arrangements are detailed as follows:
	June 30, 2024	December 31, 2023
Current deferred and contingent consideration:
Effecti	113,699	106,096
Leadlovers	51,354	44,021
Ipe	37,385	34,770
Datahub	24,716	23,088
Onclick	22,229	19,102
Total current deferred and contingent consideration	249,383	227,077

Non-current deferred and contingent consideration:
Smart NX	5,000	5,000
Total non-current deferred and contingent consideration	5,000	5,000

Schedule of Deferred and Contingent Consideration Including Level 3 Fair Value Measurements	The following table shows a reconciliation of the beginning and ending balances of the deferred and contingent consideration including level 3 fair value measurements.
Balance at January 1, 2023	234,956
Initial recognition of deferred and contingent consideration relating to acquisitions	5,000
Payments	(6,215)
Deferred and contingent consideration converted to equity	(39,502)
Contingent consideration adjustment	13,212
Interest	24,626
Balance at December 31, 2023	232,077
Payments	(7,315)
Interest	29,621
Balance at June 30, 2024	254,383